LOGO


                                                  111 Corcoran
                                                   Bond Fund

                                               Semi-Annual Report


                                                November 30, 1997


FED LOGO

Cusip 682365200
2122401 (1/98)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for 111 Corcoran Bond Fund. This report covers the first half of the fund's fiscal year, which is the six-month period from June 1, 1997 through November 30, 1997.

Inside, you will find complete information about the fund's operation during that reporting period, including an investment review by the fund's portfolio manager, a list of the fund's quality bond holdings, and the fund's financial statements.

To help your investment earn income, the fund invests primarily in U.S. government bonds and corporate bonds rated A or better by a nationally recognized rating agency. At the end of the reporting period, the fund's net assets were primarily composed of government obligations (81.8%), followed by corporate bonds (17.4%) and a money market fund (2.1%).

In an improved environment for bonds during the six-month reporting period, the fund's high quality portfolio produced a total return, based on net asset value, of 5.54%, through income totaling $0.32 per share, and a 2% increase in net asset value. The fund's net assets totaled $84 million at the end of the reporting period.*

Thank you for keeping your money at work through the professional management, diversification and convenience of 111 Corcoran Bond Fund. We'll continue to update you on your fund's progress.

Sincerely,

[SIGNATURE APPEARS HERE]
Edward C. Gonzales
President
January 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the reporting period, adjusted for the fund's sales charge, was 0.77%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The bond market rally continued into the six-month reporting period ended November 30, 1997. Five-year U.S. Treasuries declined by 0.67% to 5.85% and the ten-year U.S. Treasury yield fell under 6% for the first time this year.

The six-month reporting period total return for the fund based on net asset value was 5.54%,* which trailed the Lehman Brothers Aggregate Bond Index ("Aggregate Index").** Our average maturity is less than five years, which is shorter than the Aggregate Index, causing the fund to underperform as rates dropped sharply.

Going forward we feel the best value will be in the five-year area. There is only a 0.02% pickup between five- and ten-year U.S. Treasuries. We plan to maintain the high quality of the portfolio as there is not enough yield reward to downgrade at this point.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the reporting period, adjusted for the fund's sales charge, was 0.77%.

** The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage-backed obligations. Investments cannot be made in an index.

111 CORCORAN BOND FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------        -----------------------------------------------------------------   -----------
CORPORATE BONDS--17.4%
------------------------------------------------------------------------------------
                   ASSET-BACKED SECURITIES--0.6%
                   -----------------------------------------------------------------
$   500,000        Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008               $   485,245
                   -----------------------------------------------------------------   -----------
                   CONSUMER DURABLES--1.3%
                   -----------------------------------------------------------------
  1,000,000        Ford Motor Co., Deb., 9.00%, 9/15/2001                                1,088,320
                   -----------------------------------------------------------------   -----------
                   CONSUMER NON-DURABLES--2.5%
                   -----------------------------------------------------------------
  1,000,000        Philip Morris Cos., Inc., Note, 7.125%, 8/15/2002                     1,018,280
                   -----------------------------------------------------------------
  1,000,000        Philip Morris Cos., Inc., Note, 9.00%, 1/1/2001                       1,065,360
                   -----------------------------------------------------------------   -----------
                   Total                                                                 2,083,640
                   -----------------------------------------------------------------   -----------
                   FINANCE--5.8%
                   -----------------------------------------------------------------
    500,000        CIGNA Corp., Sr. Note, 7.40%, 1/15/2003                                 517,885
                   -----------------------------------------------------------------
  1,000,000        Continental Corp., Note, 7.25%, 3/1/2003                              1,025,880
                   -----------------------------------------------------------------
    250,000        Ford Motor Credit Corp., Note, 7.50%, 4/25/2011                         260,553
                   -----------------------------------------------------------------
  1,000,000        Merrill Lynch & Co., Inc., Medium Term Note, 7.20%, 10/15/2012        1,024,060
                   -----------------------------------------------------------------
  1,000,000        Merrill Lynch & Co., Inc., Note, Series MTNB, 7.19%, 8/7/2012         1,019,230
                   -----------------------------------------------------------------
  1,000,000        Salomon, Inc., Sr. Note, 6.875%, 12/15/2003                           1,014,170
                   -----------------------------------------------------------------   -----------
                   Total                                                                 4,861,778
                   -----------------------------------------------------------------   -----------
                   NON-ENERGY MINERALS--0.7%
                   -----------------------------------------------------------------
    500,000        Reynolds Metals Co., Deb., 9.00%, 8/15/2003                             558,820
                   -----------------------------------------------------------------   -----------
                   PRODUCER MANUFACTURING--1.0%
                   -----------------------------------------------------------------
    750,000        Loews Corp., Deb., 8.875%, 4/15/2011                                    871,605
                   -----------------------------------------------------------------   -----------
                   UTILITIES--5.5%
                   -----------------------------------------------------------------
  1,000,000        Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%,
                   8/1/2005                                                                999,120
                   -----------------------------------------------------------------
  1,000,000        Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%,
                   6/30/2004                                                             1,072,670
                   -----------------------------------------------------------------

111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------        -----------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   -----------------------------------------------------------------
$ 1,500,000        Southwestern Bell Telephone Co., Deb., 7.375%, 5/1/2012             $ 1,505,250
                   -----------------------------------------------------------------
  1,000,000        West Penn Power Co., 1st Mtg. Bond, 7.875%, 12/1/2004                 1,057,770
                   -----------------------------------------------------------------   -----------
                   Total                                                                 4,634,810
                   -----------------------------------------------------------------   -----------
                   TOTAL CORPORATE BOND (IDENTIFIED COST $14,379,957)                   14,584,218
                   -----------------------------------------------------------------   -----------
GOVERNMENT OBLIGATIONS--81.2%
------------------------------------------------------------------------------------
                   FARM CREDIT SYSTEM FINANCIAL ASSISTANCE CORP.--0.6%
                   -----------------------------------------------------------------
    500,000        9.20%, 9/27/2005                                                        539,500
                   -----------------------------------------------------------------   -----------
                   FEDERAL HOME LOAN BANK--14.3%
                   -----------------------------------------------------------------
  1,000,000    (a) 6.25% Step-Up, 5/11/1998                                              1,003,500
                   -----------------------------------------------------------------
    750,000        3.78%, 6/2/1998                                                         742,427
                   -----------------------------------------------------------------
  1,000,000        3.532%, 8/25/1998                                                       989,176
                   -----------------------------------------------------------------
  1,250,000        4.914%, Structured Note, 12/2/1998                                    1,234,730
                   -----------------------------------------------------------------
  1,000,000        5.613%, Structured Note, 2/23/1999                                    1,000,400
                   -----------------------------------------------------------------
    500,000        5.05%, Structured Note, 3/29/2000                                       495,770
                   -----------------------------------------------------------------
  1,550,000    (a) 5.20% Step-Up, 10/20/2000                                             1,538,639
                   -----------------------------------------------------------------
  1,000,000        6.48%, Structured Note, 3/27/2001                                       999,436
                   -----------------------------------------------------------------
  1,000,000        6.335%, 10/22/2002                                                      999,127
                   -----------------------------------------------------------------
  2,000,000        6.385%, 11/5/2002                                                     1,996,040
                   -----------------------------------------------------------------
  1,000,000        7.00%, 12/15/2009                                                       995,950
                   -----------------------------------------------------------------   -----------
                   Total                                                                11,995,195
                   -----------------------------------------------------------------   -----------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--27.5%
                   -----------------------------------------------------------------
  3,000,000        5.00%, Structured Note, 3/10/2000                                     2,969,550
                   -----------------------------------------------------------------
  1,000,000        5.90%, 4/21/2000                                                        997,480
                   -----------------------------------------------------------------
  1,000,000        5.50%, Structured Note, 9/20/2000                                       996,880
                   -----------------------------------------------------------------
  1,000,000        5.69%, 11/29/2000                                                       989,510
                   -----------------------------------------------------------------
    500,000        6.80%, 9/18/2002                                                        500,715
                   -----------------------------------------------------------------

111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------        -----------------------------------------------------------------   -----------
GOVERNMENT OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--CONTINUED
                   -----------------------------------------------------------------
$ 1,000,000        8.19%, 10/6/2004                                                    $ 1,033,720
                   -----------------------------------------------------------------
     69,054        5.00%, Series 1194F, 11/15/2005                                          68,277
                   -----------------------------------------------------------------
  1,000,000        8.00%, Series 1033G, 1/15/2006                                        1,035,010
                   -----------------------------------------------------------------
  1,000,000        6.00%, Series 1366G, 5/15/2006                                          985,730
                   -----------------------------------------------------------------
  4,000,000        8.00%, Series 1171G, 11/15/2006                                       4,184,480
                   -----------------------------------------------------------------
  1,000,000        7.00%, Series 1187H, 12/15/2006                                       1,014,590
                   -----------------------------------------------------------------
  1,490,000        6.00%, Series 1337C, 12/15/2006                                       1,467,635
                   -----------------------------------------------------------------
  1,000,000        7.00%, Series 1338J, 2/15/2007                                        1,012,370
                   -----------------------------------------------------------------
     84,445        6.50%, REMIC, Series 1422E, 2/15/2007                                    83,471
                   -----------------------------------------------------------------
  1,000,000        7.00%, Series 1341K, 8/15/2007                                        1,013,540
                   -----------------------------------------------------------------
  1,000,000        7.00%, Series 1458J, 8/15/2007                                        1,016,180
                   -----------------------------------------------------------------
    176,459        6.50%, Series 1452C, 12/15/2007                                         173,143
                   -----------------------------------------------------------------
    400,000        7.00%, Series 1224VE, 8/15/2008                                         404,160
                   -----------------------------------------------------------------
  1,000,000        7.00%, Series 1477ID, 11/15/2009                                      1,030,570
                   -----------------------------------------------------------------
  1,000,000        6.85%, Series 1808VB, 10/15/2010                                        992,157
                   -----------------------------------------------------------------
    595,000        7.00%, Series 1468M, 1/15/2010                                          610,214
                   -----------------------------------------------------------------
    500,000        7.00%, Series 1228H, 2/15/2022                                          506,345
                   -----------------------------------------------------------------   -----------
                   Total                                                                23,085,727
                   -----------------------------------------------------------------   -----------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--12.9%
                   -----------------------------------------------------------------
  2,000,000        6.625%, 4/10/2003                                                     1,997,060
                   -----------------------------------------------------------------
  1,000,000        7.00%, 9/3/2003                                                       1,014,740
                   -----------------------------------------------------------------
  1,000,000        6.48%, 2/18/2004                                                        991,600
                   -----------------------------------------------------------------
  2,000,000        8.25%, 10/12/2004                                                     2,070,240
                   -----------------------------------------------------------------
  2,775,000        8.50%, 2/1/2005                                                       2,902,456
                   -----------------------------------------------------------------

111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------        -----------------------------------------------------------------   -----------
GOVERNMENT OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
                   -----------------------------------------------------------------
$ 1,500,000        Principal STRIPS, 4/12/2006 (Callable 4/12/1999 @ 100)              $ 1,385,535
                   -----------------------------------------------------------------
  1,500,000        0%, 7/9/2012 (Callable 7/9/1999)                                        491,550
                   -----------------------------------------------------------------   -----------
                   Total                                                                10,853,181
                   -----------------------------------------------------------------   -----------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-REMIC--22.1%
                   -----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199479G, 11/25/2004                              1,019,730
                   -----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199270H, 4/25/2006                               1,009,530
                   -----------------------------------------------------------------
  1,000,000        8.00%, REMIC, Series 199336J, 5/25/2006                               1,035,000
                   -----------------------------------------------------------------
  2,000,000        7.00%, REMIC, Series 1993139KD, 7/25/2006                             2,018,990
                   -----------------------------------------------------------------
  1,000,000        8.00%, REMIC, Series 1991150G, 11/25/2006                             1,037,260
                   -----------------------------------------------------------------
  1,000,000        7.25%, REMIC, Series 199250J, 12/25/2006                              1,023,920
                   -----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 199253G, 4/25/2007                               1,009,520
                   -----------------------------------------------------------------
    996,078        6.00%, REMIC, Series 199376B, 6/25/2008                                 949,392
                   -----------------------------------------------------------------
  1,500,000        6.50%, REMIC, Series 1993181O, 9/25/2008                              1,465,035
                   -----------------------------------------------------------------
  1,000,000        6.75%, REMIC, Series 199333H, 9/25/2008                               1,009,760
                   -----------------------------------------------------------------
  2,500,000        6.50%, REMIC, Series 199427CB, 9/25/2008                              2,484,618
                   -----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series 1992124J, 4/25/2010                              1,018,090
                   -----------------------------------------------------------------
  1,000,000        6.50%, REMIC, Series 199668VC, 9/18/2010                                992,100
                   -----------------------------------------------------------------
  1,500,000        6.50%, REMIC, Series 199726AC, 3/25/2012                              1,486,875
                   -----------------------------------------------------------------
  1,000,000        7.00%, REMIC, Series G9331H, 2/25/2013                                1,017,040
                   -----------------------------------------------------------------   -----------
                   Total                                                                18,576,860
                   -----------------------------------------------------------------   -----------
                   MORTGAGE BACKED SECURITIES--1.4%
                   -----------------------------------------------------------------
  1,250,000        CMC CMO, 5.91%, Series 1994CA14, 3/25/2024                            1,197,837
                   -----------------------------------------------------------------   -----------
                   STUDENT LOAN MARKETING ASSOCIATION--2.4%
                   -----------------------------------------------------------------
  2,000,000        6.38%, 12/11/2001                                                     1,992,501
                   -----------------------------------------------------------------   -----------
                   TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST $67,124,948)           68,240,801
                   -----------------------------------------------------------------   -----------

111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------        -----------------------------------------------------------------   -----------
U.S. TREASURY--0.6%
------------------------------------------------------------------------------------
$   500,000        United States Treasury Note, 5.75%, 8/15/2003 (IDENTIFIED COST
                   $478,672)                                                           $   497,310
                   -----------------------------------------------------------------   -----------
MUTUAL FUND--2.1%
------------------------------------------------------------------------------------
  1,775,347        Goldman Sachs Money Market Fund (AT NET ASSET VALUE)                  1,775,347
                   -----------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $83,758,924)(B)                  $85,097,676
                   -----------------------------------------------------------------   -----------

(a) Current rate and next reset date shown.

(b) The cost of investments for federal tax purposes amounts to $83,758,924. The net unrealized appreciation of investments on a federal tax basis amounts to $1,338,752 which is comprised of $1,852,225 appreciation and $513,473 depreciation at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($84,024,062) at November 30, 1997.

The following acronyms are used throughout this portfolio:

CMO    -- Collateralized Mortgage Obligation

REMIC  -- Real Estate Mortgage Investment Conduit

STRIPS -- Separate Trading of Registered Interest and Principal of Securities

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $83,758,924)      $85,097,676
---------------------------------------------------------------------------------
Income receivable                                                                        928,742
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     86,026,418
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                      $1,495,148
--------------------------------------------------------------------
Income distribution payable                                               477,217
--------------------------------------------------------------------
Payable to Bank                                                             4,645
--------------------------------------------------------------------
Accrued expenses                                                           25,346
--------------------------------------------------------------------   ----------
     Total liabilities                                                                 2,002,356
---------------------------------------------------------------------------------    -----------
Net Assets for 8,286,443 shares outstanding                                          $84,024,062
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                      $86,519,849
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             1,338,752
---------------------------------------------------------------------------------
Accumulated net realized loss on investments                                          (3,834,539)
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                                $84,024,062
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------
Net Asset Value Per Share ($84,024,062 / 8,286,443 shares outstanding)                    $10.14
---------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $10.14)*                                           $10.62
---------------------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $2,871,008
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 317,858
---------------------------------------------------------------------
Administrative personnel and services fee                                  61,368
---------------------------------------------------------------------
Custodian fees                                                              4,152
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   15,499
---------------------------------------------------------------------
Trustees' fees                                                              2,428
---------------------------------------------------------------------
Auditing fees                                                               6,508
---------------------------------------------------------------------
Legal fees                                                                  1,425
---------------------------------------------------------------------
Portfolio accounting fees                                                  22,589
---------------------------------------------------------------------
Share registration costs                                                    6,551
---------------------------------------------------------------------
Printing and postage                                                        5,932
---------------------------------------------------------------------
Insurance premiums                                                          2,056
---------------------------------------------------------------------
Miscellaneous                                                               3,787
---------------------------------------------------------------------   ---------
     Total expenses                                                       450,153
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (317,858)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       132,295
---------------------------------------------------------------------------------    ----------
          Net investment income                                                       2,738,713
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        212,735
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  1,692,635
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  1,905,370
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $4,644,083
---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)     YEAR ENDED
                                                                 NOVEMBER 30,      MAY 31,
                                                                     1997           1997
                                                                 ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                             $2,738,713     $ 5,742,174
--------------------------------------------------------------
Net realized gain (loss) on investments ($212,735 net gain and $85,572 net gain, respectively, as computed for federal tax
purposes)                                                            212,735         116,265
--------------------------------------------------------------
Net change in unrealized appreciation                              1,692,635       1,114,464
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from operations                4,644,083       6,972,903
--------------------------------------------------------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                          (2,738,713)     (5,742,174)
--------------------------------------------------------------   -----------     -----------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                       5,289,132      11,643,600
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                83,957         214,362
--------------------------------------------------------------
Cost of shares redeemed                                           (9,006,015)    (15,220,474)
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from share transactions       (3,632,926)     (3,362,512)
--------------------------------------------------------------   -----------     -----------
          Change in net assets                                    (1,727,556)     (2,131,783)
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                               85,751,618      87,883,401
--------------------------------------------------------------   -----------     -----------
End of period                                                     $84,024,062    $85,751,618
--------------------------------------------------------------   -----------     -----------

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                     ENDED
                                  (UNAUDITED)                       YEAR ENDED NOVEMBER 30,
                                  NOVEMBER 30,      -------------------------------------------------------
                                      1997           1997        1996        1995        1994       1993(A)
                                  ------------      ------      ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $ 9.92         $ 9.78      $10.00      $ 9.63      $10.13      $10.00
-------------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------------
  Net investment income                0.32           0.66        0.66        0.66        0.63        0.49
-------------------------------
  Net realized and unrealized
  gain (loss) on investments           0.22           0.14       (0.22)       0.37       (0.50)       0.13
-------------------------------   ---------         ------      ------      ------      ------      -------
  Total from investment
  operations                           0.54           0.80        0.44        1.03        0.13        0.62
-------------------------------   ---------         ------      ------      ------      ------      -------
LESS DISTRIBUTIONS
-------------------------------
  Distributions from net
  investment income                   (0.32)         (0.66)      (0.66)      (0.66)      (0.63)      (0.49)
-------------------------------   ---------         ------      ------      ------      ------      -------
NET ASSET VALUE, END OF PERIOD       $10.14         $ 9.92      $ 9.78      $10.00      $ 9.63      $10.13
-------------------------------   ---------         ------      ------      ------      ------      -------
TOTAL RETURN(B)                        5.54%          8.37%       4.41%      11.32%       1.21%       6.28%
-------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------
  Expenses                             0.31%*         0.37%       0.32%       0.34%       0.50%       0.70% *
-------------------------------
  Net investment income                6.47%*         6.51%       6.65%       6.98%       6.32%       6.00% *
-------------------------------
  Expense waiver/
  reimbursement(c)                     0.75%*         0.75%       0.75%       0.75%       0.75%       0.78% *
-------------------------------
SUPPLEMENTAL DATA
-------------------------------
  Net assets, end of period
  (000 omitted)                      $84,024        $85,752     $87,883     $87,115     $97,823     $31,928
-------------------------------
  Portfolio turnover                     13%            11%         32%         37%         76%         59%
-------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from July 15, 1992 (date of initial public investment) to May 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran Bond Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to achieve income. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $3,999,487, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of $2,812,421 will expire in 2003 and $1,187,066 will expire in 2004. Additionally, net capital losses of $47,672 attributable to security transactions incurred after October 31, 1996, are treated as arising on June 1, 1997, the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and

111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

     maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                NOVEMBER 30,      MAY 31,
                                                                    1997            1997
-------------------------------------------------------------   ------------     ----------
Shares sold                                                        525,271       1,173,277
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                           8,331          21,600
-------------------------------------------------------------
Shares redeemed                                                   (895,500)     (1,535,150)
-------------------------------------------------------------   -----------      ----------
  Net change resulting from share transactions                    (361,898)       (340,273)
-------------------------------------------------------------   -----------      ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net asset. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1997, were as follows:

-------------------------------------------------------------------------------
Purchases                                                                         $10,466,977
-------------------------------------------------------------------------------   -----------
Sales                                                                             $11,169,859
-------------------------------------------------------------------------------   -----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
John E. Murray, Jr.                             Vice President
Wesley W. Posvar                                Joseph S. Machi
Marjorie P. Smuts                               Vice President and Assistant Treasurer
                                                C. Grant Anderson
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                                     LOGO


                                                  111 Corcoran
                                                  Equity Fund

                                               Semi-Annual Report


                                                November 30, 1997


FED LOGO

Cusip 682365309
G00926-01 (1/98)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report for 111 Corcoran Equity Fund. This report covers the first half of the fund's fiscal year, which is the six-month period from June 1, 1997 through November 30, 1997.

This report contains complete information that includes an investment review by the fund's portfolio manager, a listing of the fund's stock holdings, and the fund's financial statements.

To help your money grow in value over the long term, this fund invests in a diversified portfolio of high-quality stocks. As you can see from the list of holdings, many of these stocks are issued by industry leaders whose products and services you may use every day. The fund's portfolio holdings at the end of the reporting period included American Express, Disney, DuPont, General Electric, Intel, Mobil, Pfizer, and Xerox.

During the six-month reporting period, the U.S. economy continued to offer an extremely favorable environment for stocks, and a high degree of day-to-day volatility. In this environment, the fund delivered a strong total return, based on net asset value, of 11.23% for the reporting period, through income totaling $0.04 per share, and an 11% increase in net asset value. The fund's net assets continued to grow, reaching $198 million at the end of the reporting period.*

Thank you for participating in the long-term growth opportunities of stocks through 111 Corcoran Equity Fund. We hope you are pleased with your investment progress.

Sincerely,

[SIGNATURE APPEARS HERE]
Edward C. Gonzales
President
January 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the reporting period, adjusted for the fund's sales charge, was 6.21%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The U.S. stock market continued to generate exceptional returns for the reporting period ended November 30, 1997. Steady but moderate economic growth, stable corporate profits and a generally favorable interest-rate environment propelled share prices higher.

111 Corcoran Equity Fund delivered a total return of 11.23% based on net asset value for the six-month reporting period ended November 30, 1997,* as compared to 11.92% for the average growth and income fund as reported by Lipper Analytical Services, Inc.** The fund's investments in the financial services, communication and technology sectors contributed positively to performance relative to Standard & Poor's Index of 500 Common Stocks ("S&P 500").+ Relative performance was hindered by the fund's holdings in the consumer cyclical sector and by modest cash balances.

As of November 30, 1997, total fund net assets were approximately $198 million. The portfolio was 99.5% invested in stocks and had a cash position of 2.3%. The fund's ten largest holdings were:

Jefferson-Pilot Corp. ...........................    3.26%
General Electric Co. ............................    3.08%
American Express Co. ............................    3.07%
Federal National Mortgage Association............    2.74%
DuPont (E.I.) de Nemours & Co. ..................    2.70%
EMC Corp. Mass. .................................    2.55%
Pitney Bowes, Inc. ..............................    2.50%
Mobil Corp. .....................................    2.49%
American International Group, Inc. ..............    2.44%
Disney (Walt) Co. ...............................    2.35%

Favorable economic conditions, widespread optimism and large inflows in mutual funds have lifted stock prices to near historic highs in relation to such measures as earnings, dividends and book values. In addition, recent weakness in the Asian economies and the accompanying currency devaluations has clouded the outlook for corporate profit growth. The deflationary pressures coming from Asia will likely intensify in the coming months. With stock market valuations at high levels, shareholders have reason to be mindful of the heightened risks of owning stocks. However, since it is impossible to accurately predict market changes, management's focus will remain on identifying stocks of companies in good businesses that are available at attractive valuations.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the reporting period, adjusted for the fund's sales charge, was 6.21%.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

 + The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

111 CORCORAN EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--99.5%
-----------------------------------------------------------------------------------
                  AEROSPACE--3.7%
                  -----------------------------------------------------------------
   120,000        Allied-Signal, Inc.                                                 $  4,455,000
                  -----------------------------------------------------------------
    96,000        Gulfstream Aerospace Corp.                                             2,820,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                  7,275,000
                  -----------------------------------------------------------------   ------------
                  CHEMICALS--2.7%
                  -----------------------------------------------------------------
    90,000        DuPont (E.I.) de Nemours & Co.                                         5,450,625
                  -----------------------------------------------------------------   ------------
                  CONSUMER GOODS--4.8%
                  -----------------------------------------------------------------
    60,000        Emerson Electric Co.                                                   3,300,000
                  -----------------------------------------------------------------
    84,400        General Electric Co.                                                   6,224,500
                  -----------------------------------------------------------------   ------------
                  Total                                                                  9,524,500
                  -----------------------------------------------------------------   ------------
                  CONSUMER SERVICES--1.0%
                  -----------------------------------------------------------------
    70,000        CUC International, Inc.                                                2,012,500
                  -----------------------------------------------------------------   ------------
                  ELECTRONICS--17.2%
                  -----------------------------------------------------------------
    75,000        Boeing Co.                                                             3,984,375
                  -----------------------------------------------------------------
    30,000    (a) Cisco Systems, Inc.                                                    2,587,500
                  -----------------------------------------------------------------
    62,500    (a) Compaq Computer Corp.                                                  3,902,344
                  -----------------------------------------------------------------
    90,000    (a) Data General Corp.                                                     1,614,375
                  -----------------------------------------------------------------
   170,000    (a) EMC Corp. Mass                                                         5,153,125
                  -----------------------------------------------------------------
    60,000        Hewlett-Packard Co.                                                    3,663,750
                  -----------------------------------------------------------------
    50,000        Intel Corp.                                                            3,881,250
                  -----------------------------------------------------------------
    40,000        International Business Machines Corp.                                  4,382,500
                  -----------------------------------------------------------------
    40,000        Parametric Technology Corp.                                            2,022,500
                  -----------------------------------------------------------------
    60,000        Texas Instruments, Inc.                                                2,955,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                 34,146,719
                  -----------------------------------------------------------------   ------------
                  ENTERTAINMENT--2.4%
                  -----------------------------------------------------------------
    50,000        Disney (Walt) Co.                                                      4,746,875
                  -----------------------------------------------------------------   ------------

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  FINANCE--9.6%
                  -----------------------------------------------------------------
    78,700        American Express Co.                                                $  6,207,463
                  -----------------------------------------------------------------
    49,000        American International Group, Inc.                                     4,939,813
                  -----------------------------------------------------------------
    60,000        MGIC Investment Corp.                                                  3,506,250
                  -----------------------------------------------------------------
    50,000        Pennsylvania Real Estate Investment Trust                              1,196,875
                  -----------------------------------------------------------------
    50,000        S&P Depositary Receipts Trust, ADR                                     3,153,906
                  -----------------------------------------------------------------   ------------
                  Total                                                                 19,004,307
                  -----------------------------------------------------------------   ------------
                  FOOD & BEVERAGE--1.9%
                  -----------------------------------------------------------------
   100,000        PepsiCo, Inc.                                                          3,687,500
                  -----------------------------------------------------------------   ------------
                  HEALTH TECHNOLOGY--16.9%
                  -----------------------------------------------------------------
    40,000        Abbott Laboratories                                                    2,600,000
                  -----------------------------------------------------------------
    40,000        American Home Products Corp.                                           2,795,000
                  -----------------------------------------------------------------
    75,000        Biogen, Inc.                                                           2,625,000
                  -----------------------------------------------------------------
   100,000        Biomet, Inc.                                                           2,387,500
                  -----------------------------------------------------------------
    50,000        Bristol-Myers Squibb Co.                                               4,681,250
                  -----------------------------------------------------------------
    52,000        Johnson & Johnson                                                      3,272,750
                  -----------------------------------------------------------------
    35,000        Merck & Co., Inc.                                                      3,309,688
                  -----------------------------------------------------------------
    50,000        Novartis AG, ADR                                                       3,994,560
                  -----------------------------------------------------------------
    60,000        Pfizer, Inc.                                                           4,365,000
                  -----------------------------------------------------------------
   110,000    (a) Tenet Healthcare Corp.                                                 3,485,625
                  -----------------------------------------------------------------   ------------
                  Total                                                                 33,516,373
                  -----------------------------------------------------------------   ------------
                  INDUSTRIAL SERVICES--1.9%
                  -----------------------------------------------------------------
    90,000        Baker Hughes, Inc.                                                     3,768,750
                  -----------------------------------------------------------------   ------------
                  INSURANCE--4.3%
                  -----------------------------------------------------------------
    53,400        Everest Re Holdings, Inc.                                              2,025,863
                  -----------------------------------------------------------------
    86,250        Jefferson-Pilot Corp.                                                  6,581,953
                  -----------------------------------------------------------------   ------------
                  Total                                                                  8,607,816
                  -----------------------------------------------------------------   ------------

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  METALS--1.6%
                  -----------------------------------------------------------------
    48,000        Aluminum Co. of America                                             $  3,228,000
                  -----------------------------------------------------------------   ------------
                  MORTGAGE--4.5%
                  -----------------------------------------------------------------
    80,000        Federal Home Loan Mortgage Corp.                                       3,300,000
                  -----------------------------------------------------------------
   105,000        Federal National Mortgage Association                                  5,545,313
                  -----------------------------------------------------------------   ------------
                  Total                                                                  8,845,313
                  -----------------------------------------------------------------   ------------
                  OFFICE EQUIPMENT--4.2%
                  -----------------------------------------------------------------
    60,000        Pitney Bowes, Inc.                                                     5,043,750
                  -----------------------------------------------------------------
    42,000        Xerox Corp.                                                            3,262,875
                  -----------------------------------------------------------------   ------------
                  Total                                                                  8,306,625
                  -----------------------------------------------------------------   ------------
                  OIL--8.1%
                  -----------------------------------------------------------------
    50,000        British Petroleum Co. PLC, ADR                                         4,150,000
                  -----------------------------------------------------------------
    30,000        Chevron Corp.                                                          2,405,625
                  -----------------------------------------------------------------
    34,000        Exxon Corp.                                                            2,074,000
                  -----------------------------------------------------------------
    46,400        Halliburton Co.                                                        2,502,700
                  -----------------------------------------------------------------
    70,000        Mobil Corp.                                                            5,035,625
                  -----------------------------------------------------------------   ------------
                  Total                                                                 16,167,950
                  -----------------------------------------------------------------   ------------
                  PERSONAL CARE PRODUCTS--1.2%
                  -----------------------------------------------------------------
    25,876        Gillette Co.                                                           2,388,676
                  -----------------------------------------------------------------   ------------
                  PHARMACEUTICALS--2.2%
                  -----------------------------------------------------------------
   150,000    (a) Watson Pharmaceuticals, Inc.                                           4,462,500
                  -----------------------------------------------------------------   ------------
                  RAILROADS--0.9%
                  -----------------------------------------------------------------
    28,000    (a) North Carolina Railroad Co.                                            1,778,000
                  -----------------------------------------------------------------   ------------

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  RETAIL--9.1%
                  -----------------------------------------------------------------
    90,000    (a) Federated Department Stores, Inc.                                   $  4,100,625
                  -----------------------------------------------------------------
    80,000        General Nutrition Cos., Inc.                                           2,730,000
                  -----------------------------------------------------------------
   312,000    (a) K Mart Corp.                                                           3,919,500
                  -----------------------------------------------------------------
    70,000        Wal-Mart Stores, Inc.                                                  2,795,625
                  -----------------------------------------------------------------
   140,000        Walgreen Co.                                                           4,506,250
                  -----------------------------------------------------------------   ------------
                  Total                                                                 18,052,000
                  -----------------------------------------------------------------   ------------
                  UTILITIES--1.3%
                  -----------------------------------------------------------------
   120,000        Union Texas Petroleum Holdings, Inc.                                   2,617,500
                  -----------------------------------------------------------------   ------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $156,091,974)                   197,587,529
                  -----------------------------------------------------------------   ------------
MUTUAL FUND SHARES--2.3%
-----------------------------------------------------------------------------------
$4,483,324        Goldman Sachs Money Market Fund (AT NET ASSET VALUE)                   4,483,324
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $160,575,298)(B)                 $202,070,853
                  -----------------------------------------------------------------   ------------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $160,575,298. The net unrealized appreciation of investments on a federal tax basis amounts to $41,495,555 which is comprised of $42,320,711 appreciation and $825,156 depreciation at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($198,536,298) at November 30, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt

PLC-- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $160,575,298)    $202,070,853
--------------------------------------------------------------------------------
Income receivable                                                                        355,926
--------------------------------------------------------------------------------
Receivable for shares sold                                                                   391
--------------------------------------------------------------------------------
Deferred expenses                                                                          3,256
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    202,430,426
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $3,571,237
-------------------------------------------------------------------
Accrued expenses                                                         322,891
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 3,894,128
--------------------------------------------------------------------------------    ------------
Net Assets for 10,322,890 shares outstanding                                        $198,536,298
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $144,591,007
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            41,495,555
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and options                              12,334,853
--------------------------------------------------------------------------------
Undistributed net investment income                                                      114,883
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $198,536,298
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($198,536,298 / 10,322,890 shares outstanding)                  $19.23
--------------------------------------------------------------------------------    ------------
Offering Price Per Share (100/95.50 of $19.23)*                                           $20.14
--------------------------------------------------------------------------------    ------------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Dividends                                                                                   $ 1,152,130
----------------------------------------------------------------------------------------
Interest                                                                                        105,011
----------------------------------------------------------------------------------------    -----------
    Total income                                                                              1,257,141
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                       $  807,748
--------------------------------------------------------------------------
Administrative personnel and services fee                                        137,645
--------------------------------------------------------------------------
Custodian fees                                                                     5,003
--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          12,397
--------------------------------------------------------------------------
Trustees' fees                                                                     2,308
--------------------------------------------------------------------------
Auditing fees                                                                      6,059
--------------------------------------------------------------------------
Legal fees                                                                         1,204
--------------------------------------------------------------------------
Portfolio accounting fees                                                         20,855
--------------------------------------------------------------------------
Share registration costs                                                          13,333
--------------------------------------------------------------------------
Printing and postage                                                               5,863
--------------------------------------------------------------------------
Insurance premiums                                                                 1,352
--------------------------------------------------------------------------
Miscellaneous                                                                      3,045
--------------------------------------------------------------------------    ----------
    Total expenses                                                             1,016,812
--------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                                              (66,521)
--------------------------------------------------------------------------    ----------
    Net expenses                                                                                950,291
----------------------------------------------------------------------------------------    -----------
              Net investment income                                                             306,850
----------------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
----------------------------------------------------------------------------------------
Net realized gain on investments and options                                                  6,491,303
----------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                         12,256,522
----------------------------------------------------------------------------------------    -----------
    Net realized and unrealized gain on investments and options                              18,747,825
----------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                     $19,054,675
----------------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                SIX MONTHS ENDED
                             (UNAUDITED) YEAR ENDED
                                                           NOVEMBER 30, 1997     MAY 31, 1997
                                                           -----------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                        $     306,850       $   872,046
--------------------------------------------------------
Net realized gain on investments and options ($6,491,303
and $6,774,291, respectively, as computed for federal
tax purposes)                                                    6,491,303         6,209,703
--------------------------------------------------------
Net change in unrealized appreciation/depreciation              12,256,522        24,565,580
--------------------------------------------------------   ---------------       -----------
     Change in net assets resulting from operations             19,054,675        31,647,329
--------------------------------------------------------   ---------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                          (434,194)         (676,030)
--------------------------------------------------------
Distributions from net realized gains                                   --        (1,900,075)
--------------------------------------------------------   ---------------       -----------
     Change in net assets resulting from distributions
     to shareholders                                              (434,194)       (2,576,105)
--------------------------------------------------------   ---------------       -----------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                    14,851,470       119,180,895
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                  375,039           311,240
--------------------------------------------------------
Cost of shares redeemed                                         (2,813,925)      (10,254,522)
--------------------------------------------------------   ---------------       -----------
     Change in net assets resulting from share
       transactions                                             12,412,584       109,237,613
--------------------------------------------------------   ---------------       -----------
          Change in net assets                                  31,033,065       138,308,837
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                            167,503,233        29,194,396
--------------------------------------------------------   ---------------       -----------
End of period (including undistributed net investment
income of $114,883 and $242,227, respectively)               $ 198,536,298       $167,503,233
--------------------------------------------------------   ---------------       -----------

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                           ENDED
                                                        (UNAUDITED)
                                                        NOVEMBER 30,         YEAR ENDED MAY 31,
                                                        -----------    -------------------------------
                                                           1997         1997        1996       1995(A)
                                                        -----------    ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 17.33      $13.80      $11.48      $10.00
-----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------
  Net investment income                                      0.03        0.13        0.14        0.11
-----------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and options                                    1.91        3.72        2.57        1.44
-----------------------------------------------------    --------      ------      ------      -------
  Total from investment operations                           1.94        3.85        2.71        1.55
-----------------------------------------------------    --------      ------      ------      -------
LESS DISTRIBUTIONS
-----------------------------------------------------
  Distributions from net investment income                  (0.04)      (0.13)      (0.16)      (0.07)
-----------------------------------------------------
  Distributions from net realized gain on investments
  and options                                                  --       (0.19)      (0.23)         --
-----------------------------------------------------    --------      ------      ------      -------
  Total distributions                                       (0.04)      (0.32)      (0.39)      (0.07)
-----------------------------------------------------    --------      ------      ------      -------
NET ASSET VALUE, END OF PERIOD                            $ 19.23      $17.33      $13.80      $11.48
-----------------------------------------------------    --------      ------      ------      -------
TOTAL RETURN(B)                                             11.23%      28.25%      23.91%      15.55%
-----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------
  Expenses                                                   1.00%*      1.03%       1.25%       1.25% *
-----------------------------------------------------
  Net investment income                                      0.32%*      0.81%       1.08%       3.00% *
-----------------------------------------------------
  Expense waiver/reimbursement(c)                            0.07%*      0.16%       0.20%       1.42% *
-----------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------
  Net assets, end of period (000 omitted)                $198,536      $167,503    $29,194     $24,581
-----------------------------------------------------
  Average commission rate paid(d)                         $0.0582      $0.0598
-----------------------------------------------------
  Portfolio turnover                                           31%         55%         69%          4 %
-----------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The principal reason for writing call or put options is to obtain, through receipt of premiums, a greater current return that would be realized on underlying securities alone. By writing call options, the Fund may forego potential gains on the underlying security. By writing a put option, the Fund risks becoming obligated to purchase the underlying security for more than its current market price upon exercise. Premiums received from writing options are recorded as a liability and an unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended November 30, 1997, the Fund had a realized gain of $74,440 on written options. At November 30, 1997, the Fund had no outstanding options.

     The following is a summary of the Fund's written options activity:

                                                                     NUMBER OF
                              CONTRACTS                              CONTRACTS      PROCEEDS
    --------------------------------------------------------------   ----------    -----------
    Outstanding at May 31, 1997                                           250      $   185,889
    Contracts open                                                      6,560        1,703,691
    Contracts expired                                                  (1,250)        (307,675)
    Contracts closed                                                   (4,770)      (1,410,451)
    Contracts exercised                                                  (790)        (171,454)
                                                                     ----------    -----------
    Outstanding at November 30, 1997                                        0      $         0
                                                                     --------      -----------

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                           SIX MONTHS ENDED       YEAR ENDED
                                                          NOVEMBER 30, 1997      MAY 31, 1997
-------------------------------------------------------   ------------------     -------------
Shares sold                                                      786,318           8,209,160
-------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                            20,527              19,662
-------------------------------------------------------
Shares redeemed                                                 (149,986)           (678,535)
-------------------------------------------------------   --------------         ------------
  Net change resulting from share transactions                   656,859           7,550,287
-------------------------------------------------------   --------------         ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of an investment sub-advisory agreement between the Adviser and Franklin Street Advisors, Inc., (the "Sub-Adviser"), the Sub-Adviser receives an annual fee from the Adviser equal to 0.65% of the Fund's advisory fee. The Sub-Adviser may voluntarily choose to waive any portion of its fee.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive any portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended November 30, 1997.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended November 30, 1997.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five-year period following December 2, 1994 (the date the Fund became effective). For the period ended November 30, 1997, the Fund paid $2,637 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1997, were as follows:

-------------------------------------------------------------------------------
Purchases                                                                         $72,331,203
-------------------------------------------------------------------------------   -----------
Sales                                                                             $58,018,806
-------------------------------------------------------------------------------   -----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
John E. Murray, Jr.                             Vice President
Wesley W. Posvar                                Joseph S. Machi
Marjorie P. Smuts                               Vice President and Assistant Treasurer
                                                C. Grant Anderson
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.





                                                     LOGO


                                                  111 Corcoran
                                                 North Carolina
                                                   Municipal
                                                 Securities Fund

                                                Semi-Annual Report


                                                November 30, 1997


FED LOGO

Cusip 682365101
2122402 (1/98)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for 111 Corcoran North Carolina Municipal Securities Fund. This report covers the first half of the fund's fiscal year, which is the six-month period from June 1, 1997 through November 30, 1997.

Inside, you will find complete information about the fund's operation during that reporting period, including an investment review by the fund's portfolio manager, a list of the fund's quality municipal bond holdings, and the fund's financial statements.

To help your money earn double-tax-free income--exempt from federal and North Carolina state income taxes--the fund invests primarily in a portfolio of high-quality bonds issued by North Carolina municipalities.* All bonds in the fund's portfolio are rated A or higher by nationally recognized rating agencies.

During the six-month reporting period, the fund achieved a total return, based on net asset value, of 4.23%, through double-tax-free income totaling $0.24 per share, and a 1.9% increase in net asset value. The fund's net assets totaled $37 million at the end of the reporting period.**

Thank you for selecting 111 Corcoran North Carolina Municipal Securities Fund as a way to keep more of your investment earnings. We'll continue to update you on your fund's progress.

Sincerely,

[SIGNATURE APPEARS HERE]
Edward C. Gonzales
President
January 15, 1998

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the reporting period, adjusted for the fund's sales charge, was -0.48%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Interest rates continued to fall during the six month reporting period ended November 30, 1997. The economic problems in Asia have led to a flight to quality during the last two months, and vast sums of Asian money have flowed into the U.S. Treasury market. This has led to a decline in all interest rates, including North Carolina municipals.

The total return for the fund based on net asset value was 4.23% for the six month reporting period.* The fund's average maturity is approximately eight years, which is somewhat shorter than the most popular municipal indices and caused the fund to slightly underperform the indices.

Going forward into 1998 we will look to extend maturities where we can advantageously do so. We will seek to continue to keep the quality high and emphasize current return.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the reporting period, adjusted for the fund's sales charge, was -0.48%.

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                     RATING*        VALUE
----------        --------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--97.8%
--------------------------------------------------------------------------
                  NORTH CAROLINA--97.8%
                  --------------------------------------------------------
$  250,000        Alamance County, NC, GO UT Bonds, 5.90%, 5/1/2006             AA-      $   268,415
                  --------------------------------------------------------
   500,000        Cabarrus County, NC, GO UT Bonds, 5.30% (MBIA INS),
                  2/1/2010                                                      AAA          519,630
                  --------------------------------------------------------
   250,000        Catawba County, NC, GO UT Bonds, 5.70%, 6/1/2003              AA-          267,003
                  --------------------------------------------------------
   500,000        Catawba County, NC, GO UT Bonds, 5.75%, 6/1/2007              AA-          539,065
                  --------------------------------------------------------
   500,000        Catawba County, NC, Hospital Refunding Revenue Bond,
                  5.85% (Catawba Memorial Hospital)/(AMBAC INS)/ (Original
                  Issue Yield: 5.90%), 10/1/2004                                AAA          539,690
                  --------------------------------------------------------
   500,000        Catawba County, NC, Hospital Refunding Revenue Bonds,
                  5.95% (Catawba Memorial Hospital)/(AMBAC INS)/ (Original
                  Issue Yield: 6.00%), 10/1/2005                                AAA          540,345
                  --------------------------------------------------------
   500,000        Catawba County, NC, Revenue Bonds, 6.20% (Catawba
                  Memorial Hospital)/(AMBAC LOC)/(Original Issue Yield:
                  6.25%), 10/1/2009                                             AAA          542,355
                  --------------------------------------------------------
   500,000        Charlotte, NC, GO UT Bonds, 5.30%, 4/1/2008                   AAA          527,260
                  --------------------------------------------------------
 1,000,000        Charlotte, NC, GO UT Public Improvement Bonds, 5.30%,
                  4/1/2008                                                      AAA        1,054,520
                  --------------------------------------------------------
   500,000        Charlotte, NC, GO UT Refunding Bonds (Series A), 5.50%,
                  7/1/2004                                                      AAA          529,065
                  --------------------------------------------------------
   500,000        Chatham County, NC, GO UT Bonds, 5.40%, 4/1/2007               A+          529,845
                  --------------------------------------------------------
   500,000        Chatham County, NC, GO UT Bonds, 5.40%, 4/1/2010               A+          525,280
                  --------------------------------------------------------
   465,000        Chatham County, NC, GO UT Refunding Bonds, 5.25%
                  (Original Issue Yield: 5.35%), 5/1/2010                        A+          480,870
                  --------------------------------------------------------
 1,000,000        Craven County, NC, GO UT Bonds, 5.50% (MBIA INS),
                  6/1/2010                                                      AAA        1,058,170
                  --------------------------------------------------------
   600,000        Cumberland County, NC, GO UT Bonds, 5.80% (MBIA INS),
                  2/1/2007                                                      AAA          642,840
                  --------------------------------------------------------

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                     RATING*        VALUE
----------        --------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED
                  --------------------------------------------------------
$  500,000        Cumberland County, NC, GO UT Bonds, 4.90% (MBIA INS),
                  3/1/2010                                                               $   503,355
                  --------------------------------------------------------
   500,000        Cumberland County, NC, GO UT Bonds, 4.90%, 3/1/2009           AAA          505,750
                  --------------------------------------------------------
   470,000        Duplin County, NC, GO UT Bonds, 5.30% (MBIA INS)/
                  (Original Issue Yield: 5.40%), 4/1/2007                       AAA          493,223
                  --------------------------------------------------------
   500,000        Durham & Wake Counties Special Airport District, NC, GO
                  UT Refunding Bonds, 5.75% (Original Issue Yield: 5.80%),
                  4/1/2002                                                      AAA          531,660
                  --------------------------------------------------------
   250,000        Fayetteville, NC Public Works Commission, Revenue Bonds
                  (Series B), 5.90% (FSA INS)/(Original Issue Yield:
                  6.00%), 3/1/2007                                              AAA          266,740
                  --------------------------------------------------------
   500,000        Fayetteville, NC Public Works Commission, Revenue Bonds,
                  5.40% (AMBAC INS)/(Original Issue Yield: 5.50%),
                  3/1/2009                                                      AAA          523,315
                  --------------------------------------------------------
 1,250,000        Forsyth County, NC, GO UT Bonds, 5.70%, 8/1/2010              AAA        1,316,862
                  --------------------------------------------------------
   500,000        Forsyth County, NC, GO UT Bonds, 5.60%, 8/1/2009              AAA          526,270
                  --------------------------------------------------------
   750,000        Gaston County, NC, GO UT Bonds, 5.70%, 3/1/2004               AAA          804,900
                  --------------------------------------------------------
   500,000        Gastonia, NC, GO UT Bonds, 5.50% (MBIA INS)/(Original
                  Issue Yield: 5.55%), 5/1/2013                                 AAA          524,095
                  --------------------------------------------------------
   500,000        Guilford County, NC, GO UT Bonds, 5.30% (Original Issue
                  Yield: 5.40%), 5/1/2010                                       AA+          522,315
                  --------------------------------------------------------
   500,000        Guilford County, NC, GO UT Bonds, 5.30%, 5/1/2009             AA+          525,010
                  --------------------------------------------------------
 1,000,000        Guilford County, NC, GO UT Bonds, 5.40% (Original Issue
                  Yield: 5.55%), 4/1/2009                                       AA+        1,046,810
                  --------------------------------------------------------
   500,000        High Point, NC, GO UT Revenue Bonds, 5.60% (Original
                  Issue Yield: 5.85%), 3/1/2014                                  AA          523,770
                  --------------------------------------------------------
   500,000        Iredell County, NC, Certificates of Participation, 5.50%
                  (FGIC INS)/(Original Issue Yield: 5.60%), 6/1/2001            AAA          521,990
                  --------------------------------------------------------

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                     RATING*        VALUE
----------        --------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED
                  --------------------------------------------------------
$  350,000        Iredell County, NC, Certificates of Participation,
                  6.125% (FGIC INS)/(Original Issue Yield: 6.23%),
                  6/1/2007                                                      AAA      $   378,402
                  --------------------------------------------------------
   500,000        Mecklenburg County, NC, GO UT Refunding Bonds, 5.90%
                  (Original Issue Yield: 6.05%), 3/1/2004                       AAA          533,390
                  --------------------------------------------------------
   350,000        Mecklenburg County, NC, GO UT Bonds, 5.50% (Original
                  Issue Yield: 5.60%), 4/1/2011                                 AAA          367,433
                  --------------------------------------------------------
   500,000        Mooresville, NC Grade School District Facilities Corp.,
                  Certificates of Participation, 6.30% (AMBAC INS)/
                  (Original Issue Yield: 6.348%), 10/1/2009                     AAA          544,960
                  --------------------------------------------------------
   500,000        Morganton, NC, GO UT Revenue Bonds, 5.60% (FGIC INS),
                  6/1/2007                                                      AAA          535,650
                  --------------------------------------------------------
   500,000        Morganton, NC, GO UT Revenue Bonds, 5.70% (FGIC
                  INS)/(Original Issue Yield: 5.80%), 6/1/2012                  AAA          530,205
                  --------------------------------------------------------
   500,000        Morganton, NC, GO UT Revenue Bonds, 5.60%, 6/1/2008           AAA          534,140
                  --------------------------------------------------------
 1,000,000        New Hanover County, NC, (Project R-5) GO UT Bonds, 5.40%
                  (Original Issue Yield: 5.45%), 3/1/2009                        A+        1,052,400
                  --------------------------------------------------------
   500,000        New Hanover County, NC, GO UT Bonds, 5.30% (Original
                  Issue Yield: 5.50%), 5/1/2014                                  A+          510,120
                  --------------------------------------------------------
   500,000        New Hanover County, NC, GO UT Bonds, 5.50% (Original
                  Issue Yield: 5.70%), 3/1/2012                                  A+          523,570
                  --------------------------------------------------------
   750,000        North Carolina Educational Facilities Finance Agency,
                  Revenue Bonds, 6.625% (Duke University), 10/1/2008            AA+          820,747
                  --------------------------------------------------------
   200,000        North Carolina Medical Care Commission Hospital, Revenue
                  Bonds, 5.95% (Presbyterian Health Services Corp)/
                  (Original Issue Yield: 6.00%), 10/1/2007                       AA          213,578
                  --------------------------------------------------------
   500,000        North Carolina Medical Care Commission Hospital, Revenue
                  Refunding Bonds, 6.25% (Rex Hospital)/(Original Issue
                  Yield: 6.33%), 6/1/2017                                        A+          535,385
                  --------------------------------------------------------

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                     RATING*        VALUE
----------        --------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED
                  --------------------------------------------------------
$1,750,000        North Carolina Municipal Power Agency No. 1, Revenue
                  Bonds, 10.50% (Catawba Electric)/(United States Treasury
                  COL), 1/1/2010                                                AAA      $ 2,441,373
                  --------------------------------------------------------
   500,000        North Carolina Municipal Power Agency No. 1, Revenue
                  Refunding Bonds, 5.25% (Catawba Electric)/(AMBAC INS)/
                  (Original Issue Yield: 5.55%), 1/1/2008                       AAA          522,285
                  --------------------------------------------------------
   500,000        North Carolina Municipal Power Agency No. 1, Revenue
                  Refunding Bonds, 5.75% (Catawba Electric)/(AMBAC INS)/
                  (Original Issue Yield: 5.80%), 1/1/2002                       AAA          527,105
                  --------------------------------------------------------
   500,000        North Carolina State, GO UT Bonds, 5.00%, 6/1/2004            AAA          519,970
                  --------------------------------------------------------
   500,000        North Carolina State, GO UT Bonds, 5.10%, 3/1/2008            AAA          520,640
                  --------------------------------------------------------
   250,000        Pitt County, NC, Certificate of Participation, 6.05%
                  (FGIC INS), 4/1/1998                                          AAA          251,903
                  --------------------------------------------------------
 1,000,000        Pitt County, NC, GO UT Bonds, 5.10% (Original Issue
                  Yield: 5.20%), 2/1/2006                                       AA-        1,040,220
                  --------------------------------------------------------
   500,000        Randolph County, NC, GO UT Bonds, 6.20%, 5/1/2005              A+          540,530
                  --------------------------------------------------------
   500,000        Rowan County, NC, GO UT Bonds, 5.60% (FGIC INS),
                  5/1/2011                                                      AAA          526,400
                  --------------------------------------------------------
   500,000        Rowan County, NC, GO UT Bonds, 5.60% (MBIA INS),
                  4/1/2009                                                      AAA          532,490
                  --------------------------------------------------------
   500,000        Union County, NC, (Series B) GO UT Bonds, 5.20% (MBIA
                  INS)/(Original Issue Yield: 5.35%), 6/1/2012                  AAA          510,020
                  --------------------------------------------------------
   500,000        Union County, NC, GO UT School Bonds, 5.80%, 3/1/2006          A+          532,970
                  --------------------------------------------------------
   600,000        Wake County, NC Industrial Facilities & PCFA, Revenue
                  Bonds, 6.90% (Carolina Power & Light Co.), 4/1/2009             A          642,985
                  --------------------------------------------------------
   500,000        Wilmington, NC, GO UT Bonds, 6.30%, 3/1/2005                   A+          545,260
                  --------------------------------------------------------
 1,000,000        Winston-Salem, NC Water & Sewer System, Bonds, 6.25%
                  (Original Issue Yield: 6.299%), 6/1/2005                      AA+        1,096,730
                  --------------------------------------------------------
   500,000        Winston-Salem, NC, GO UT Bonds, 5.40% (Original Issue
                  Yield: 5.30%), 6/1/2009                                       AAA          528,005
                  --------------------------------------------------------

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                     RATING*        VALUE
----------        --------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED
                  --------------------------------------------------------
$  500,000        Winston-Salem, NC, GO UT Bonds, 5.40% (Original Issue
                  Yield: 5.50%), 6/1/2011                                       AAA      $   523,785
                  --------------------------------------------------------               -----------
                  TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $35,244,639)                36,583,069
                  --------------------------------------------------------               -----------
MUTUAL FUND SHARES--1.0%
--------------------------------------------------------------------------
    69,700        North Carolina Daily Tax-Free Income Money Market Fund                      69,700
                  --------------------------------------------------------
   292,225        PNC Funds North Carolina Money Market Fund                                 292,225
                  --------------------------------------------------------               -----------
                  TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                              361,925
                  --------------------------------------------------------               -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $35,606,564)(A)                     $36,944,994
                  --------------------------------------------------------               -----------

(a) The cost of investments for federal tax purposes amounts to $35,606,564. The net unrealized appreciation of investments on a federal tax basis amounts to $1,338,430 which is comprised of $1,341,437 appreciation and $3,007 depreciation at November 30, 1997.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($37,387,845) at November 30, 1997.

The following acronyms are used throughout this portfolio:

  AMBAC  -- American Municipal Bond Assurance Corporation
  COL    -- Collateralized
  FGIC   -- Financial Guaranty Insurance Company
  FSA    -- Financial Security Assurance
  GO     -- General Obligation
  INS    -- Insured
  LOC    -- Letter of Credit
  MBIA   -- Municipal Bond Investors Assurance
  PCFA   -- Pollution Control Finance Authority
  UT     -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $35,606,564)     $36,944,994
--------------------------------------------------------------------------------
Income receivable                                                                       592,374
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    37,537,368
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $144,626
---------------------------------------------------------------------
Payable to Bank                                                              112
---------------------------------------------------------------------
Accrued expenses                                                           4,785
---------------------------------------------------------------------   --------
     Total liabilities                                                                  149,523
--------------------------------------------------------------------------------    -----------
Net Assets for 3,471,869 shares outstanding                                         $37,387,845
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $36,150,611
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,338,430
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (101,196)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $37,387,845
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Net Asset Value Per Share ($37,387,845 / 3,471,869 shares outstanding)                   $10.77
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $10.77)*                                          $11.28
--------------------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $  937,911
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 139,358
---------------------------------------------------------------------
Administrative personnel and services fee                                  26,918
---------------------------------------------------------------------
Custodian fees                                                              3,281
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   15,918
---------------------------------------------------------------------
Trustees' fees                                                              1,937
---------------------------------------------------------------------
Auditing fees                                                               6,302
---------------------------------------------------------------------
Legal fees                                                                  1,302
---------------------------------------------------------------------
Portfolio accounting fees                                                  23,810
---------------------------------------------------------------------
Share registration costs                                                    6,277
---------------------------------------------------------------------
Printing and postage                                                        4,637
---------------------------------------------------------------------
Insurance premiums                                                          1,559
---------------------------------------------------------------------
Miscellaneous                                                               2,725
---------------------------------------------------------------------   ---------
     Total expenses                                                       234,024
---------------------------------------------------------------------
Waiver--
---------------------------------------------------------------------
     Waiver of investment advisory fee                                   (139,358)
---------------------------------------------------------------------   ---------
          Net expenses                                                                   94,666
---------------------------------------------------------------------------------    ----------
               Net investment income                                                    843,245
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        218,705
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    461,819
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    680,524
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $1,523,769
---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)     YEAR ENDED
                                                                 NOVEMBER 30,     MAY 31,
                                                                     1997           1997
                                                                 ------------    ----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                             $  843,245     $1,681,826
--------------------------------------------------------------
Net realized gain (loss) on investments ($218,705 and $8,210
net gains, respectively, as computed for federal tax purposes)       218,705         8,210
--------------------------------------------------------------
Net change in unrealized appreciation/depreciation                   461,819       816,069
--------------------------------------------------------------   -----------     ---------
     Change in net assets resulting from operations                1,523,769     2,506,105
--------------------------------------------------------------   -----------     ---------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                            (843,245)   (1,681,826)
--------------------------------------------------------------   -----------     ---------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                       3,048,137     5,209,295
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                73,888       203,101
--------------------------------------------------------------
Cost of shares redeemed                                           (2,306,311)   (7,217,065)
--------------------------------------------------------------   -----------     ---------
     Change in net assets resulting from share transactions          815,714    (1,804,669)
--------------------------------------------------------------   -----------     ---------
          Change in net assets                                     1,496,238      (980,390)
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                               35,891,607    36,871,997
--------------------------------------------------------------   -----------     ---------
End of period                                                    $37,387,845   $35,891,607
--------------------------------------------------------------   -----------     ---------

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                         ENDED
                                      (UNAUDITED)                      YEAR ENDED MAY 31,
                                      NOVEMBER 30,     ---------------------------------------------------
                                          1997          1997       1996       1995       1994      1993(a)
                                      ------------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD     $10.57        $10.34     $10.44     $10.17     $10.36     $10.00
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
  Net investment income                    0.24          0.49       0.49       0.48       0.47       0.37
------------------------------------
  Net realized and unrealized gain
  (loss) on investments                    0.20          0.23      (0.10)      0.27      (0.18)      0.36
------------------------------------  ---------        ------     ------     ------     ------     -------
Total from investment operations           0.44          0.72       0.39       0.75       0.29       0.73
------------------------------------  ---------        ------     ------     ------     ------     -------
LESS DISTRIBUTIONS
------------------------------------
  Distributions from net investment
  income                                  (0.24)        (0.49)     (0.49)     (0.48)     (0.47)     (0.37)
------------------------------------
  Distributions from net realized
  gain on investments                        --            --         --         --      (0.01)        --
------------------------------------  ---------        ------     ------     ------     ------     -------
Total distributions                       (0.24)        (0.49)     (0.49)     (0.48)     (0.48)     (0.37)
------------------------------------  ---------        ------     ------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD           $10.77        $10.57     $10.34     $10.44     $10.17     $10.36
------------------------------------  ---------        ------     ------     ------     ------     -------
TOTAL RETURN(B)                            4.23%         7.13%      3.72%      7.71%      2.68%      7.37%
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
  Expenses                                 0.51%*        0.63%      0.52%      0.57%      0.69%      0.70% *
------------------------------------
  Net investment income                    4.54%*        4.60%      4.73%      4.82%      4.42%      4.51% *
------------------------------------
  Expense waiver/reimbursement(c)          0.75%*        0.75%      0.75%      0.75%      0.75%      0.99% *
------------------------------------
SUPPLEMENTAL DATA
------------------------------------
  Net assets, end of period (000
  omitted)                              $37,388       $35,892    $36,872    $39,803    $45,864    $28,152
------------------------------------
  Portfolio turnover                         18%           30%        61%        47%        24%        17%
------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from July 22, 1992 (date of initial public investment) to May 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran North Carolina Municipal Securities Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide income which is exempt from federal regular income tax and North Carolina state income tax.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $319,766, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of $264,785 will expire in 2003 and $54,981 will expire in 2004.

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                NOVEMBER 30,      MAY 31,
                                                                    1997            1997
-------------------------------------------------------------   ------------     ----------
Shares sold                                                        283,905         496,835
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                           6,876          19,318
-------------------------------------------------------------
Shares redeemed                                                   (214,787)       (687,147)
-------------------------------------------------------------   -----------      ----------
  Net change resulting from share transactions                      75,994        (170,994)
-------------------------------------------------------------   -----------      ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

111 CORCORAN NORTH CAROLINA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1997, were as follows:

--------------------------------------------------------------------------------
Purchases                                                                          $8,014,218
--------------------------------------------------------------------------------   ----------
Sales                                                                              $6,602,819
--------------------------------------------------------------------------------   ----------

(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1997, 31.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.9% of total investments.

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
John E. Murray, Jr.                             Vice President
Wesley W. Posvar                                Joseph S. Machi
Marjorie P. Smuts                               Vice President and Assistant Treasurer
                                                C. Grant Anderson
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.